Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Disclosure Of Major Components Of Income Tax Expense
The major components of income tax expense are as follows (in thousands $):

	For the years ended
	Dec. 31, 2020	Dec. 31, 2019

Current income tax expense (recovery)
Based on taxable income of the current period	2,901	2,395
Adjustments in respect to previous years	102	115
Total current income tax expense	3,003	2,510
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	5,373	231
Adjustments in respect to previous years	(692)	—
Total deferred income tax expense	4,681	231
Income tax expense reported in the consolidated statements of operations	7,684	2,741

Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate
Taxes calculated on the Company's earnings differs from the theoretical amount that would arise using the weighted average tax rate applicable to earnings of the Company as follows (in thousands $):

	For the years ended
	Dec. 31, 2020	Dec. 31, 2019

Income before income taxes	34,662	12,950
Tax calculated at domestic tax rates applicable to profits in the respective countries	9,324	3,432
Tax effects of:
Non-deductible stock-based compensation	356	107
Non-taxable capital (gains) and losses	841	(47)
Intangibles	(458)	87
Adjustments in respect of previous periods	(590)	115
Non-capital losses and other temporary differences not benefited previously	(1,563)	(1,405)
Rate differences and other	(226)	452
Tax charge	7,684	2,741
The weighted average statutory tax rate was 26.9% (December 31, 2019 - 26.5%). The Company has $8 million of capital tax losses from prior years that will begin to expire in 2022. The benefit of these capital losses has not been recognized.

Movement in Significant Components of Company's Deferred Income Tax Assets and Liabilities	The movement in significant components of the Company's deferred income tax assets and liabilities is as follows (in thousands $):
For the year ended December 31, 2020

	Dec. 31, 2019	Recognized in income	Exchange rate differences	Dec. 31, 2020
Deferred income tax assets
Stock-based compensation	4,117	(368)	72	3,821
Non-capital and capital losses	3,432	(1,195)	33	2,270
Other	247	230	(42)	435
Total deferred income tax assets	7,796	(1,333)	63	6,526

Deferred income tax liabilities
Fund management contracts	6,809	2,360	277	9,446
Unrealized gains (losses)	(910)	997	31	118
Other	40	(9)	(47)	(16)
Total deferred income tax liabilities	5,939	3,348	261	9,548
Net deferred income tax assets (liabilities) (1)	1,857	(4,681)	(198)	(3,022)

For the year ended December 31, 2019 (2)

	Dec. 31, 2018	Recognized in income	Exchange rate differences	Dec. 31, 2019
Deferred income tax assets
Stock-based compensation	3,349	606	162	4,117
Non-capital losses	3,678	(372)	126	3,432
Unrealized losses	283	604	23	910
Other	376	(143)	14	247
Total deferred income tax assets	7,686	695	325	8,706

Deferred income tax liabilities
Fund management contracts	5,141	1,404	264	6,809
Other	514	(478)	4	40
Total deferred income tax liabilities	5,655	926	268	6,849
Net deferred income tax assets (1)	2,031	(231)	57	1,857
(1) Deferred tax assets of $1.7 million (December 31, 2019 - $4.3 million) and deferred tax liabilities of $4.8 million (December 31, 2019 - $2.4 million) are presented on the balance sheet net by legal jurisdiction.
(2) Certain comparative figures have been reclassified to conform with current year presentation